Prospectus Supplement - March 17, 2006 IDS Life Group Variable Annuity Contract S-6156 R (4/05)

At a regular meeting of the RiverSource(SM) Variable Portfolio Funds' shareholders held on Feb. 15, 2006, the two variable fund mergers listed below were approved. The mergers took place on March 17, 2006. Upon the mergers, the RiverSource Variable Portfolio - New Dimensions Fund(R) and the RiverSource Variable Portfolio - Strategy Aggressive Fund are no longer available as investment options under the contract.

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Merging Fund                                                             Surviving Fund
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RiverSource Variable Portfolio - New Dimensions Fund(R)                  RiverSource Variable Portfolio - Large Cap Equity
                                                                         Fund
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RiverSource Variable Portfolio - Strategy Aggressive Fund                RiverSource Variable Portfolio - Mid Cap Growth Fund
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Upon the merger, the RiverSource Variable Portfolio - Mid Cap Growth Fund is added as an investment option under the contract. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

Total annual operating expenses for RiverSource Variable Portfolio - Mid Cap Growth Fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                        Management                     Other       Gross total
Fund Name                                                                  fees      (12b-1) fees     expenses     annual fees
RiverSource Variable Portfolio - Mid Cap Growth Fund                       0.63%         0.13%          0.17%    0.93%(1),(2),(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(2) Management fees include the impact of a performance incentive adjustment fee that decreased that management fee by .07%.

(3) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and absorb certain expenses until Aug. 31, 2006. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.00%.

The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

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Fund Name                             Investment Objectives and Policies              Investment Adviser
------------------------------------- ----------------------------------------------- ------------------------------------------
------------------------------------- ----------------------------------------------- ------------------------------------------
RiverSource Variable Portfolio -      Growth of capital. Under normal market          RiverSource Investments, LLC
Mid Cap Growth Fund                   conditions, the Fund invests at least 80% of
                                      its net assets in equity securities of
                                      mid-capitalization companies. The
                                      investment manager defines mid-cap
                                      companies as those whose market
                                      capitalization (number of shares
                                      outstanding multiplied by the share price)
                                      falls within the range of the Russell
                                      Midcap(R) Growth Index.
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THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR THE PRODUCT

S-6156-1 A (3/06)
* Destroy date: May 1, 2006.